SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 29, 2018 USD ($) employee engineer site country $ / shares	Jun. 30, 2017 USD ($) $ / shares
Change in Accounting Estimate [Line Items]
Number of countries in which entity operates | country	100
Number of employees | employee	17,500
Number of engineers and scientists | engineer	7,900
Contract costs payment period	1 year
Revenue performance obligation contract period	greater than one year
Threshold for separate line item reporting of current assets in Consolidated Balance Sheet	5.00%	5.00%
Threshold for separate line item reporting of non-current assets in Consolidated Balance Sheet	5.00%	5.00%
Threshold for separate line item reporting of current liabilities in Consolidated Balance Sheet	5.00%	5.00%
Revenue recognized from performance obligations satisfied in prior periods	$ 43	$ 45
Total number of sites for existence of future environment liabilities | site	60
Number of sites owned by the company | site	5
Number of sites associated with former graphics or semiconductor locations | site	46
Treatment or disposal sites not owned by the company that contain hazardous substances allegedly attributable to the company from past operations | site	9
Accrual for environment loss contingencies	$ 103
Fair value of environmental liabilities	97
Other environmental liabilities	6
Contracts Accounted for under Percentage of Completion
Change in Accounting Estimate [Line Items]
Operating income (loss)	(19)	$ (1)
Operating income (loss), after tax	$ (13)
Operating income (loss), per diluted share (in dollars per share) | $ / shares	$ (0.11)	$ (0.01)
Change in Assumptions for Pension Plans | U.S. SRP
Change in Accounting Estimate [Line Items]
Reduction in interest and service cost for U.S. defined benefit plans due to change in accounting estimates		$ 46